JUNE  30,  2000

SEMI-ANNUAL

REPORT

CALVERT  MUNICIPAL  FUND,  INC.

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

STATEMENT  OF
NET  ASSETS
5

STATEMENT  OF  OPERATIONS
11

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
12

NOTES  TO
FINANCIAL  STATEMENTS
14

FINANCIAL  HIGHLIGHTS
17

DEAR  SHAREHOLDERS:

THE FIRST SIX MONTHS OF 2000 HAVE OFFERED MIXED MESSAGES ON GROWTH AND INTEREST RATES - AND SET A TONE OF CHALLENGE FOR INVESTORS AND FUND MANAGERS. STILL, CAUTION AND DISCIPLINE HAVE ALWAYS BEEN A KEYNOTE OF OUR MANAGER'S INVESTMENT STRATEGIES, AND INVESTOR CONFIDENCE IS OUR GOAL WHATEVER THE ECONOMIC CLIMATE. THE FIRST QUARTER OF THE YEAR CONTINUED MUCH AS 1999 LEFT OFF, WITH CONTINUED ECONOMIC EXPANSION, LOW INTEREST RATES, STRONG MARKET PERFORMANCE WITHIN CERTAIN EQUITY SECTORS, AND FLATTENED YIELD CURVES IN THE BOND MARKET AS SHORT-TERM INTEREST RATES ROSE EACH TIME THE FEDERAL FUNDS BENCHMARK WAS RAISED. THE SECOND QUARTER OF THE YEAR OFFERED INVESTORS A DIFFERENT PICTURE. ECONOMIC GROWTH APPEARED TO BE SLOWING AND SOME STOCK MARKET VALUATIONS PROVED UNSUSTAINABLE. AFTER A SERIES OF RATE INCREASES, THE FED MADE THE DECISION ON JUNE 28TH TO LEAVE ITS FED FUND RATES UNCHANGED AT 6.5% SINCE THE ECONOMY WAS FINALLY SLOWING.
WHETHER THE FED IS RIGHT, ONLY TIME AND KEY INDICATORS WILL TELL. CERTAINLY NO ONE IS RULING OUT THE POSSIBILITY OF FURTHER INTERVENTION LATER IN THE YEAR IF MORE CHECKS ON INFLATIONARY PRESSURE ARE NEEDED. IF SUCH ACTIONS PROVE NECESSARY, THE LONG-AWAITED BOND MARKET RECOVERY COULD BE SHORT-LIVED, WITH A RETURN TO FLATTENING YIELDS FOR THE INVESTOR. MEANWHILE, WALL STREET APPEARS CONFIDENT THAT THE ECONOMY IS IN FOR A SOFT LANDING - WITH SLOWER GROWTH IN CORPORATE PROFITS AND STABILIZED RETURNS ON EQUITY INVESTMENTS.
WHAT SHOULD ALL THIS SIGNAL TO THE REASONABLE INVESTOR? THAT INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER BEFORE. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT CAN KEEP YOU ON TRACK TO MEET YOUR OBJECTIVES.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.

SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JULY  28,  2000

EMMETT  LONG  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

NATIONAL INTERMEDIATE SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES, AND CALIFORNIA INTERMEDIATE SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES, AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY OBJECTIVES OF EACH FUND.

FUND
INFORMATION

ASSET  ALLOCATION
INTERMEDIATE
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
NATIONAL     CINMX
CALIFORNIA     CCIMX

CUSIP  NUMBER
NATIONAL     131616-20-3
CALIFORNIA     131616-10-4

CALVERT  MUNICIPAL
INTERMEDIATE  FUNDS

EFFECTIVE JUNE 16, 2000 THE MARYLAND AND VIRGINIA INTERMEDIATE PORTFOLIOS MERGED INTO THE NATIONAL INTERMEDIATE PORTFOLIO.

WHAT  WAS  THE  INVESTMENT  CLIMATE  OVER  THE  PAST  SIX  MONTHS?
CONCERN OVER INTEREST RATES DROVE RATES HIGHER IN MUNICIPAL FUNDS HIGHER ESPECIALLY IN LONG FUNDS. AS PORTFOLIO MANAGERS ATTEMPTED TO SHORTEN THEIR PORTFOLIOS, IT ALLOWED THE INTERMEDIATE PART OF THE CURVE TO OUTPERFORM THE LONG-END EARLY IN THE QUARTER. AS THE QUARTER PROGRESSED, AND IT BECAME APPARENT THAT ISSUANCE WOULD BE NEARLY 40% LOWER THAN THE FIRST HALF OF 1999, MUNICIPAL PRICES STARTED MOVING HIGHER AND HIGHER. THERE WERE PERIODS IN THE LATE FIRST QUARTER AND EARLY SECOND QUARTER WHERE DIPS IN THE MARKET ALLOWED US TO PICK UP ISSUES AT ATTRACTIVE LEVELS.
NATIONAL  INTERMEDIATE
WHAT  WAS  YOUR  STRATEGY?
THE FUND WAS POSITIONED TO PERFORM VERY WELL IN A LOW RATE ENVIRONMENT AND PERFORM AT OR NEAR THE AVERAGE AS THE INTEREST RATES ROSE. THIS PROVED TO BE A VERY PRUDENT STRATEGY FOR THE FIRST HALF OF THE YEAR. THE DIVERSE MIX OF SECURITIES THAT ALLOWED US TO TRADE OUT OF SOME OVERVALUED ISSUES AND INTO SOME UNDERVALUED ISSUES, ENABLED US TO PICK UP INCREMENTAL INCOME. WE MAINTAINED OUR OVERWEIGHTING IN NON-CALLABLE SECURITIES. THESE, IN PARTICULAR, PERFORMED VERY WELL, BECAUSE THE FUND HELD HIGHER COUPONS FOR A DEFENSIVE POSITION AND LOWER COUPONS FOR MARKET APPRECIATION AS THE MARKET RALLIED.

HOW  DID  THE  FUND  PERFORM?
THE FUND RETURNED 3.67% FOR THE SIX MONTHS ENDED JUNE 30, 2000, OUTPERFORMING THE 2.99% FOR THE LIPPER AVERAGE OVER THE SAME PERIOD.

 WHAT  IS  YOUR  OUTLOOK?
NEAR THE END OF THE SECOND QUARTER THE FUNDS DURATION WAS SHORTENED SIGNIFICANTLY AS A RESULT OF THE MERGER OF THE ASSETS FROM THE MARYLAND AND VIRGINIA FUNDS, WHICH WERE CLOSED. WE WILL BE LOOKING FOR DIPS IN THE MARKET AND THUS OPPORTUNITIES TO BUY ISSUES THAT WILL ADD VALUE IN THE 7-15 YEAR MATURITY. WE WILL EVALUATE SECTORS TO FIND UNDERVALUED ISSUES AND WILL COMPLEMENT OUR EXISTING HOLDINGS. THESE STEPS SHOULD ALLOW US TO SLOWLY EXTEND THE DURATION
BACK TO WHERE IT WAS PRIOR TO THE MERGER OF THE OTHER FUNDS ASSETS, AND TO MAINTAIN THE PERFORMANCE DEMONSTRATED IN THE FIRST HALF OF THE YEAR.

CALIFORNIA  INTERMEDIATE
WHAT  WAS  THE  INVESTMENT  CLIMATE?
WHEN WE LOOKED AT THE PRICES THE MARKET DEMANDED FOR ISSUES, OUR FIRST INCLINATION WAS THAT THEY WERE TOO HIGH - AND KEPT REMINDING OURSELVES OF THAT THROUGH THE FIRST HALF OF THE YEAR. WHILE WE WANTED TO EXTEND THE FUND'S DURATION SLIGHTLY EARLY IN YEAR, SOARING PRICES PREVENTED US FROM DOING SO. EVEN THOUGH THERE WERE SMALL DIPS IN THE NATIONAL MARKET, CALIFORNIA CONTINUED TO SOAR.
HOW  DID  THE  FUND  PERFORM?
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2000, THE FUND RETURNED 3.95%, SLIGHTLY
TRAILING THE 4.0% REPORTED BY THE LIPPER CA INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE.
WHAT  WAS  YOUR  STRATEGY?
IN THE SPRING OF 1999 WE SHORTENED THE FUNDS DURATION. THIS ALLOWED THE FUND TO OUTPERFORM ITS PEER GROUP AS INTEREST RATES WERE RISING. AT THE START OF THIS YEAR THERE WAS AN UNCERTAINTY ABOUT THE CLEAR DIRECTION INTEREST RATES WERE GOING. THE FUND CONTINUED TO OUTPERFORM ITS PEER GROUP EARLY IN THE YEAR, SO WE DECIDED NOT TO IMMEDIATELY EXTEND THE DURATION. BY THE END OF THE SECOND QUARTER, HOWEVER, THE FUND'S PERFORMANCE WAS SLIPPING AND THE CALIFORNIA MARKET WAS OVERVALUED. WE DECLINED TO BUY INTO AN OVERVALUED MARKET. THIS PROVED TO BE THE WRONG DECISION, HOWEVER; THE CALIFORNIA MARKET CONTINUED TO MOVE HIGHER. BY THE HALF-YEAR END THE FUND'S PERFORMANCE WAS SLIGHTLY LAGGING THE AVERAGE FOR ITS PEER GROUP.

WHAT  IS  YOUR  OUTLOOK?
IN THE SECOND HALF OF THE YEAR WE WILL CONTINUE TO LOOK FOR OPPORTUNITIES TO EXTEND THE DURATION, BUT WE WILL NOT PAY EXCESSIVE PRICE TO ACHIEVE THIS GOAL. THERE APPEARS TO BE STRONG RETAIL APPETITE FOR MUNICIPALS RIGHT NOW. IF THIS SUBSIDES, THE CALIFORNIA MARKET COULD CORRECT QUICKLY AND MOVE MORE INLINE WITH WHERE IT HAS TRADED IN THE PAST. THIS WOULD PROVIDE THE OPPORTUNITY WE HAVE BEEN LOOKING FOR TO EXTEND, AND GIVE THE FUND'S PERFORMANCE A BOOST.
JULY  28,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT DECISIONS AND MANAGEMENT PHILOSOPHY.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
NATIONAL
6.30.00         7 YEARS
12.31.99        7 YEARS

CALIFORNIA
6.30.00         8 YEARS
12.31.99        8 YEARS




EFFECTIVE  DURATION
NATIONAL
6.30.00      5.49 YEARS
12.31.99     4.89 YEARS

CALIFORNIA
6.30.00      6.42 YEARS
12.31.99     5.51 YEARS

MONTHLY
DIVIDEND  YIELD
NATIONAL
6.30.00           3.63%
12.31.99          4.35%

CALIFORNIA
6.30.00           4.08%
12.31.99          4.05%




30  DAY  SEC  YIELD
NATIONAL
6.30.00          4.43%
12.31.99         4.48%

CALIFORNIA
6.30.00          4.13%
12.31.99         4.24%

         NATIONAL        LIPPER       CALIFORNIA         LIPPER       LEHMAN
        MUNICIPAL     INTERMEDIATE     MUNICIPAL    CA INTERMEDIATE   MUNI. 10
     INTERMEDIATE     MUNI. DEBT     INTERMEDIATE     MUNI. DEBT     YEAR BOND
            FUND      FUNDS AVG.         FUND         FUNDS AVG.      INDEX TR
6 MONTH     3.67%         2.91%          3.95%           4.06%         3.96%
1 YEAR      3.76%         2.50%          3.91%           3.78%         4.47%
5 YEAR*     4.79%         4.68%          4.69%           5.10%         5.97%
10 YEAR*     N/A           N/A            N/A             N/A            N/A

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
-  AVERAGE  ANNUAL  RETURN

PORTFOLIO
STATISTICS

NATIONAL
AVERAGE  ANNUAL
TOTAL  RETURN
AS  OF  6.30.00
1 YEAR            0.92%
5 YEAR            4.21%
INCEPTION         4.92%
(9.30.92)



CALIFORNIA
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  6.30.00
1 YEAR            1.08%
5 YEAR            4.10%
INCEPTION         4.74%
(5.29.92)


TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF PORTFOLIO'S MAXIMUM FRONT-END SALES CHARGE OF 2.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. SOURCE: LIPPER ANALYTICAL SERVICES, INC.

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

[INSERT  LINE  GRAPHS  HERE]

NATIONAL  PORTFOLIO
STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  95.6%               AMOUNT         VALUE
ALABAMA  -  1.0%
STATE  IDA  REVENUE  VRDN,  5.10%,  1/1/15,  LOC:  FLEET  BANK
                                             $765,000      $765,000

CALIFORNIA  -  4.1%
SANTA  CLARA  FINANCING  AUTHORITY  LEASE  REVENUE  BONDS,
  6.00%,  11/15/12,  AMBAC  INSURED         2,000,000     2,202,200
STATE  PUBLIC  SCHOOL  AUTHORITY  REVENUE  BONDS, 5.75%, 8/1/08
                                              500,000       525,685
REGENTS  OF  THE  UNIVERSITY  OF  CALIFORNIA,  LOS  ANGELES  LEASE
  REVENUE  BONDS,  6.00%,  5/15/02            302,381       308,027

FLORIDA  -  3.2%
DADE  COUNTY  EDUCATION  FACILITIES  AUTHORITY  REVENUE  BONDS,
  6.00%,  4/1/08,  MBIA  INSURED            1,000,000     1,062,210
SUNRISE  UTILITY  SYSTEM  REVENUE  BONDS,  5.50%,  10/1/12,
  AMBAC  INSURED                            1,000,000     1,032,340
STATE  MFH  REVENUE  BONDS,  CYPRESS  LAKE,  5.75%,  12/1/07,
  LOC:  HELLER  FINANCIAL                     300,000       298,848

GEORGIA  -  5.7%
STATE  MUNICIPAL  GAS  AUTHORITY  REVENUE  BONDS  VRDN,  5.90%,  11/1/07,
  LOC:  BANK  OF  AMERICA,  BAYER  LANDESBANK,  MORGAN  GUARANTY  TRUST,
  &  WACHOVIA  BANK  &  TRUST                 890,000       890,000
STATE  GO  BONDS,  5.25%,  10/1/14          1,200,000     1,198,704
GEORGE  L  SMITH  II  CONGRESS  CENTER  AUTHORITY  REVENUE  BONDS,
  6.00%, 7/1/09                            2,000,000     2,119,760

HAWAII  -  1.2%
STATE  DEPARTMENT  OF  BUDGET  AND  FINANCE  REVENUE  BONDS  VRDN,
  5.35%, 12/1/21, LOC: UNION BANK CALIFORNIA  884,250       884,250

INDIANA  -  2.0%
FRANKFORT  ECONOMIC  DEVELOPMENT  REVENUE  BONDS  VRDN,
  6.70%,  1/1/23, LOC: DAI-ICHI KANGYO BANK 1,000,000     1,000,000
SHELBYVILLE  ECONOMIC  DEVELOPMENT  REVENUE  VRDN,  6.70%,  9/1/06,
  LOC:  INDUSTRIAL  BANK  OF  JAPAN           450,000       450,000

KENTUCKY  -  2.2%
GLASGOW  INDUSTRIAL  BUILDING  REVENUE  BONDS VRDN,  6.65%, 6/1/20,
  LOC:  BANK  TOKYO  MITSUBISHI             1,600,000     1,600,000

LOUISIANA  -  3.3%
PUBLIC  FACILITY  AUTHORITY  STUDENT  LOAN  REVENUE  BONDS,
  6.50%,  3/1/02,  LOC:  BANK  OF  NEW YORK, C/LOC: HIBERNIA
                                              330,000       337,927
PUBLIC FACILITIES AUTHORITY VRDN, 4.82%, 9/1/28
                                            2,100,000     2,100,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
MARYLAND  -  7.6%
STATE  COMMUNITY  DEVELOPMENT  REVENUE  BONDS,  5.05%,  4/1/08
                                             $300,000      $297,021
STATE  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE  BONDS,
  8.625%,  10/1/19                            500,000       543,695
CAMBRIDGE  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE  BONDS,
  7.25%,  4/1/04                            1,175,000     1,189,911
PRINCE  GEORGES  COUNTY  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE
  BONDS, 5.68%, 8/1/11,  LOC: ALLFIRST, NA (TENDER 1/1/01 @100)
                                            1,697,400     1,696,975
BALTIMORE IDA REVENUE VRDN, 4.75%, 8/1/16     300,000       300,000
CECIL COUNTY HEALTH DEPARTMENT COP, 7.875%, 7/1/14
                                            1,558,000     1,593,024

MASSACHUSETTS  -  1.4%
SPECIAL  OBLIGATION  REVENUE  BONDS,  5.50%,  6/1/13
                                            1,000,000     1,022,250

MICHIGAN  -  5.2%
DETROIT  WATER  SUPPLY  REVENUE  BONDS,  6.00%,  7/1/14,  MBIA  INSURED
1,000,000      1,066,540
HIGHER  EDUCATION  FACILITIES  AUTHORITY  REVENUE  BONDS  VRDN:
  6.00%,  11/1/03                           1,545,000     1,568,809
  7.00%,  11/1/05                             610,000       661,124
OAKLAND  COUNTY  ECONOMIC  DEVELOPMENT  CORP.  LO  REVENUE  BONDS,
  6.375%,  11/1/14                            500,000       531,060

NEW  JERSEY  -  5.9%
TRANSPORTATION  AUTHORITY  REVENUE  BONDS,  6.50%,  6/15/11,
  MBIA  INSURED                             2,000,000     2,229,240
STATE  TURNPIKE  AUTHORITY  REVENUE  BONDS,  6.00%,  1/1/13,
  MBIA  INSURED                             2,000,000     2,140,040

NEW  YORK  -  10.1%
LONG  ISLAND  POWER  AUTHORITY  ELECTRIC  SYSTEM  REVENUE  BONDS,
  5.50%,  12/1/13,  FSA  INSURED            1,000,000     1,021,880
NEW  YORK  CITY  TRANSITIONAL  FINANCE  AUTHORITY  REVENUE  BONDS,
  5.25%,  5/1/14                            2,815,000     2,757,884
WESTCHESTER  COUNTY  IDA  CIVIC  FACILITY  REVENUE  BONDS,
  6.25%,  4/1/05                              340,000       340,289
STATE  LOCAL  GOVERNMENT  ASSISTANCE  CORP.  REVENUE  BONDS,
  6.00%,  4/1/14                            1,000,000     1,064,630
ORANGE  COUNTY  IDA  VRDN,  6.27%,  12/1/05, LOC: SUMMIT BANK
                                            1,795,000     1,795,000
STATE  ENVIRONMENTAL  POLLUTION  CONTROL  REVENUE  BONDS,
  5.70%,  1/15/12                             500,000       516,740

OKLAHOMA  -  3.8%
IDA REVENUE BONDS, 5.50%, 8/15/09           2,760,000     2,813,351

PENNSYLVANIA  -  0.3%
ALLEGHENY  COUNTY  HIGHER  EDUCATION  BUILDING  AUTHORITY
  REVENUE BONDS, 6.00%, 2/15/08               230,000       235,915

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
PUERTO  RICO  -  20.2%
GO  BONDS,  5.50%,  7/1/13                 $2,000,000    $2,058,100
AQUEDUCT  &  SEWER  AUTHORITY  REVENUE  BOND,
  6.00%,  7/1/09                            1,000,000     1,086,890
HIGHWAY  &  TRANSPORTATION  AUTHORITY  HIGHWAY  REVENUE,
  6.25%,  7/1/13                            1,000,000     1,108,340
INFRASTRUCTURE  FINANCING  AUTHORITY  SPECIAL  TAX  REVENUE
  VRDN,  4.42%,  7/1/28                     1,000,000     1,000,000
ELECTRIC  POWER  AUTHORITY  POWER  REVENUE  VRDN,
  4.45%,  7/1/22,  BPA:  SOCIETE  GENERALE  4,150,000     4,150,000
COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION  REVENUE  BONDS,
  AMBAC INSURED:
    5.50%,  7/1/12                          2,400,000     2,498,520
    5.50%,  7/1/13                          3,000,000     3,113,040

SOUTH  CAROLINA  -  1.3%
ECONOMIC  DEVELOPMENT  AUTHORITY  HEALTH  FACILITIES
  REVENUE  BONDS,  6.50%,  10/1/04          1,000,000       989,050

TENNESSEE  -  5.6%
KNOXVILLE  COUNTY  HEALTH  EDUCATIONAL  AND  HOUSING  FACILITIES
  REVENUE  BONDS,  7.25%,  1/7/31,  MBIA  INSURED
                                            1,250,000     1,427,062
SEVIER  COUNTY  PUBLIC  BUILDING  AUTHORITY  VRDN,  4.80%,  6/1/20,
  LANDESBANK  INSURED,  BPA:  AMBAC         2,700,000     2,700,000

VIRGINIA  -  8.3%
ARLINGTON COUNTY GO BONDS, 6.00%, 6/1/11    1,000,000     1,076,330
HENRICO  COUNTY  IDA  REVENUE  VRDN,  6.20%,  10/1/08
                                            2,500,000     2,500,000
SOUTHEASTERN  PUBLIC SERVICE AUTHORITY REVENUE BONDS, 5.00%, 7/1/15
                                            2,000,000     1,896,780
UNIVERSITY  OF  VIRGINIA  REVENUE  BONDS,  5.125%,  6/1/12
                                            1,040,000     1,029,537

WASHINGTON  -  1.4%
SNOHOMISH  COUNTY  SCHOOL DISTRICT 2 GO BONDS, 5.00%, 12/1/07
                                            1,000,000     1,001,800

WEST  VIRGINIA  -  1.3%
ECONOMIC  DEVELOPMENT  AUTHORITY  COMMERCIAL
  DEVELOPMENT REVENUE BONDS, 8.00%, 4/1/25  1,000,000       997,160

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
FORT MOJAVE INDIAN TRIBE OF ARIZONA, CALIFORNIA AND NEVADA PUBLIC
  FACILITIES COMBINED LO AND REVENUE BONDS ADJUSTABLE RATE AND
  TENDER SERIES OF 1993, 12.50%, 12/1/18     $405,020      $405,020


    TOTAL INVESTMENTS (COST $71,448,536 ) - 95.6%        71,197,958
    OTHER ASSETS AND LIABILITIES, NET - 4.4%              3,277,200
    NET  ASSETS  -  100%                                $74,475,158

NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO 7,256,287 OUTSTANDING CLASS A SHARES OF
  COMMON STOCK, $0.01 PAR VALUE WITH 250,000,000
  CLASS A SHARES AUTHORIZED                             $75,612,169
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        4,861
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS       (891,294)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS (250,578)

  NET ASSETS                                            $74,475,158

  NET ASSET VALUE PER SHARE                                  $10.26



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

CALIFORNIA  PORTFOLIO
STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  100.3%              AMOUNT         VALUE
CALIFORNIA  -  84.2%
ANAHEIM  PUBLIC  FINANCING  AUTHORITY  LEASE  REVENUE  BONDS,
  6.00%,  9/1/14,  FSA  INSURED            $1,000,000    $1,093,110
FRESNO  MFH  REVENUE  VRDN, 6.70%, 5/1/15, LOC: TOKAI BANK LTD.
                                              900,000       900,000
LOS  ANGELES  COMMUNITY  REDEVELOPMENT  AGENCY  MFH  REVENUE
  VRDN,  5.20%,  12/1/05,  LOC:  INDUSTRIAL  BANK OF JAPAN
                                            1,250,000     1,250,000
LOS  ANGELES  TRANSPORTATION  COMMUNITY  SALES  TAX  REVENUE  VRDN,
  4.60%,  8/20/03,  LOC:  CREDIT  SUISSE    1,000,000     1,000,000
LOS  ANGELES  MFH  REVENUE  BONDS  VRDN,  5.85%,  12/1/27
                                            2,705,000     2,758,613
LOS  ANGELES  SCHOOL  DISTRICT  GO  BONDS  VRDN,  6.00%,  7/1/11,
  FGIC  INSURED                             2,360,000     2,591,422
OCEANSIDE  MFH  REVENUE  VRDN,  5.05%,  8/1/17,
  SURBD:  CONTINENTAL  CASUALTY  CO.          500,000       500,000
ORANGE  COUNTY  LOCAL  TRANSPORTATION  AUTHORITY  SALES  TAX
  REVENUE  BONDS,  6.00%,  2/15/09          1,000,000     1,088,290
PORT  OF  OAKLAND  REVENUE  BONDS,  SERIES  D,  7.00%,  11/1/02,
  MBIA  INSURED                             1,000,000     1,059,550
SACRAMENTO  COP:
  6.75%,  3/1/02                              281,916       285,984
  6.50%,  1/1/04                              812,184       829,735
SACRAMENTO  CITY  FINANCING  AUTHORITY  REVENUE  BONDS,  SERIES  B,
  5.00%,  11/1/14                           1,000,000       979,890
SAN  JOSE  REDEVELOPMENT  AGENCY  ALLOCATION  BONDS,  6.00%,  8/1/09,
  MBIA  INSURED                             1,000,000     1,093,640
SANTA  CLARA  FINANCING  AUTHORITY  LEASE  REVENUE  BONDS,
  6.00%,  11/15/12,  AMBAC  INSURED         2,000,000     2,202,200
SOUTHERN  CALIFORNIA  PUBLIC  POWER  AUTHORITY  REVENUE  BONDS,
  6.75%,  7/1/13,  FSA  INSURED             1,800,000     2,100,402
SOUTHERN  CALIFORNIA  RAPID  TRANSIT  DISTRICT  SPECIAL  ASSESSMENT  BONDS,
  5.90%,  9/1/07,  AMBAC  INSURED           1,000,000     1,082,870
STATE  DEPARTMENT  OF  WATER  RESOURCES  REVENUE  BONDS,
  6.00%,  12/1/10                           1,000,000     1,102,620
STATE  PUBLIC  WORKS  LEASE  REVENUE  BONDS,  5.625%,  3/1/16,
  AMBAC  INSURED                            1,000,000     1,018,290
STATEWIDE  DEVELOPMENT  AUTHORITY  MFH  REVENUE  BONDS
  VRDN,  8.50%,  11/1/00                      209,000       209,155
WALNUT  VALLEY  UNIFIED  SCHOOL  DISTRICT  GO  BONDS,  6.10%,  8/1/08,
  AMBAC  INSURED                            1,000,000     1,102,420

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  99.1%               AMOUNT         VALUE
OTHER  -  16.1%
GUAM  GOVERNMENT  LO  REVENUE  BONDS,
  5.50%,  11/1/08,  AMBAC  INSURED         $1,000,000    $1,038,510
PITNEY  BOWES  CORPORATION  LEASE  TOPS  TRUST  CERTIFICATES  VRDN,
  4.99%,  10/10/01,  BPA: PITNEY BOWES CREDIT, AMBAC INSURED
                                              828,685       828,685
PUERTO  RICO  COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION
  REVENUE BONDS, 5.50%, 7/1/13, AMBAC INSURED
                                            1,465,000     1,520,201
PUERTO  RICO  ELECTRIC  POWER  AUTHORITY  GO  REVENUE  BONDS,
  4.45%,  7/1/22,  BPA:  SOCIETE  GENERALE  1,250,000     1,250,000


    TOTAL INVESTMENTS (COST $28,520,695) - 100.3%        28,885,587
    OTHER ASSETS AND LIABILITIES, NET - (0.3%)            (102,608)
    NET  ASSETS  -  100%                                $28,782,979

NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  2,792,048  OUTSTANDING  CLASS  A
  SHARES  OF  COMMON  STOCK,  $0.01  PAR  VALUE  WITH  250,000,000
  CLASS  A  SHARES  AUTHORIZED                          $29,021,183
UNDISTRIBUTED  NET  INVESTMENT  INCOME                       18,068
ACCUMULATED NET REALIZED GAIN (LOSSES) ON INVESTMENTS     (621,164)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS   364,892

    NET  ASSETS                                         $28,782,979

    NET  ASSET  VALUE  PER  SHARE                            $10.31








ABBREVIATIONS:
COPS : CERTIFICATES OF PARTICIPATION             LO: LIMITED OBLIGATION
FGIC: FINANCIAL GUARANTY INSURANCE COMPANY       MBIA: MUNICIPAL BOND
                                                       INSURANCE ASSOCIATION
FSA: FINANCIAL SECURITY ADVISOR                  MFH: MULTI-FAMILY HOUSING
GO: GENERAL OBLIGATION                      VRDN: VARIABLE RATE DEMAND NOTES
IDA: INDUSTRIAL DEVELOPMENT AUTHORITY

EXPLANATION OF GUARANTEES:
BPA: BOND-PURCHASE AGREEMENT                     LOC: LETTER OF CREDIT
C/LOC: CONFIRMING LETTER OF CREDIT               SURBD: SURETY BOND

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

                                             NATIONAL     CALIFORNIA
NET  INVESTMENT  INCOME                     PORTFOLIO      PORTFOLIO
INVESTMENT  INCOME:
  INTEREST INCOME                          $1,491,236       $755,534

EXPENSES:
  INVESTMENT ADVISORY FEE                     164,505         88,094
  TRANSFER AGENCY FEES AND EXPENSES            22,810         11,127
  ACCOUNTING FEES                              10,113          6,387
  DIRECTORS'  FEES AND EXPENSES                 2,229          1,466
  ADMINISTRATIVE FEES                          25,815         12,776
  CUSTODIAN FEES                               13,584          4,571
  REGISTRATION FEES                             9,661          2,191
  REPORTS TO SHAREHOLDERS                       6,565          3,181
  PROFESSIONAL FEES                             9,326          7,525
  MISCELLANEOUS                                 2,843          1,068
    TOTAL EXPENSES                            267,451        138,386
    FEES PAID INDIRECTLY                     (15,794)        (6,925)
      NET EXPENSES                            251,657        131,461

    NET INVESTMENT INCOME                   1,239,579        624,073

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET REALIZED GAIN (LOSS) ON INVESTMENTS         9,560             13
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                              685,755        503,234

    NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS                695,315        503,247

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $1,934,894     $1,127,320



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NATIONAL  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     SIX MONTHS ENDED     YEAR ENDED
                                             JUNE 30,   DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS          2000          1999
OPERATIONS:
  NET INVESTMENT INCOME                    $1,239,579     $2,658,964
  NET REALIZED GAIN (LOSS)                      9,560      (630,843)
  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                              685,755    (3,270,967)

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,934,894    (1,242,846)

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME                   (1,237,642)    (2,648,777)
  NET REALIZED GAIN                                 -      (351,929)
    TOTAL DISTRIBUTIONS                   (1,237,642)    (3,000,706)

CAPITAL SHARE TRANSACTIONS:
  SHARES SOLD                               4,614,143      9,026,640
  SHARES ISSUED FROM MERGERS (NOTE A)      20,731,495              -
  REINVESTMENT OF DISTRIBUTIONS             1,027,197      2,501,605
  SHARES REDEEMED                        (10,688,058)   (20,256,067)
    TOTAL CAPITAL SHARE TRANSACTIONS       15,684,777    (8,727,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS    16,382,029   (12,971,374)

NET  ASSETS
BEGINNING  OF  PERIOD                      58,093,129     71,064,503
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF $4,861 AND $2,924, RESPECTIVELY)
                                          $74,475,158    $58,093,129

CAPITAL SHARE ACTIVITY
SHARES SOLD                                   452,587        848,808
SHARES ISSUED FROM MERGERS (NOTE A)         2,016,597              -
REINVESTMENT  OF  DISTRIBUTIONS               102,255        239,358
SHARES  REDEEMED                          (1,053,699)    (1,920,093)
  TOTAL CAPITAL SHARE ACTIVITY              1,517,740      (831,927)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

CALIFORNIA  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     SIX MONTHS ENDED     YEAR ENDED
                                             JUNE 30,   DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS         2000          1999
OPERATIONS:
  NET INVESTMENT INCOME                      $624,073     $1,365,383
  NET REALIZED GAIN (LOSS)                         13       (20,638)
  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                              503,234    (1,909,190)

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,127,320      (564,445)

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME                     (622,602)    (1,367,094)

CAPITAL  SHARE  TRANSACTIONS:
  SHARES SOLD                                 797,712      2,703,938
  REINVESTMENT OF DISTRIBUTIONS               459,334        999,938
  SHARES REDEEMED                         (3,363,809)    (8,350,713)
    TOTAL CAPITAL SHARE TRANSACTIONS      (2,106,763)    (4,646,837)

TOTAL INCREASE (DECREASE) IN NET ASSETS   (1,602,045)    (6,578,376)

NET  ASSETS
BEGINNING OF PERIOD                        30,385,024     36,963,400
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF $18,068 AND $16,597, RESPECTIVELY)
                                          $28,782,979    $30,385,024

CAPITAL  SHARE  ACTIVITY
SHARES SOLD                                    78,187        258,976
REINVESTMENT  OF  DISTRIBUTIONS                45,173         95,967
SHARES  REDEEMED                            (329,839)      (798,572)
    TOTAL  CAPITAL  SHARE  ACTIVITY         (206,479)      (443,629)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT MUNICIPAL FUND, INC. IS COMPRISED OF TWO MUNICIPAL INTERMEDIATE PORTFOLIOS: NATIONAL AND CALIFORNIA. EACH OF THE PORTFOLIOS, COLLECTIVELY THE "FUND," ARE REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS OPEN-END MANAGEMENT INVESTMENT COMPANIES. THE OPERATIONS OF EACH PORTFOLIO ARE ACCOUNTED FOR SEPARATELY. SHARES OF EACH PORTFOLIO ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 2.75%.
ON JUNE 16, 2000, THE NET ASSTES OF THE CALVERT MUNICIPAL FUND'S MARYLAND AND VIRGINIA INTERMEDIATE PORTFOLIOS MERGED INTO CALVERT MUNICIPAL FUND NATIONAL INTERMEDIATE PORTFOLIO. THE ACQUISITION WAS ACCOMPLISHED BY A TAX-FREE EXCHANGE OF 2,016,597 SHARES OF THE NATIONAL PORTFOLIO (VALUED AT $20,731,495) FOR 1,752,889 SHARES OF MARYLAND PORTFOLIO AND 2,447,875 SHARES OF VIRGINIA PORTFOLIO OUTSTANDING AT JUNE 16, 2000. THE MARYLAND PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $5,085 OF NET UNREALIZED DEPRECIATION AND $190,877 OF NET REALIZED LOSS WERE COMBINED WITH THOSE OF NATIONAL PORTFOLIO. THE VIRGINIA PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $129,104 OF NET UNREALIZED DEPRECIATION AND $115,306 OF NET REALIZED LOSS WERE COMBINED WITH THOSE OF NATIONAL PORTFOLIO. THE AGGREGATE NET ASSETS OF THE NATIONAL PORTFOLIO, MARYLAND PORTFOLIO AND VIRGINIA PORTFOLIO IMMEDIATELY BEFORE THE ACQUISITION WERE $51,962,950, $8,596,121 AND $12,135,374, RESPECTIVELY.
SECURITY VALUATION: MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. SECURITIES (INCLUDING OPTIONS) LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
OPTIONS: THE FUND MAY WRITE OR PURCHASE OPTIONS. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECURITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION IS ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR PURCHASING OPTION SECURITIES ARISE FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID.
FUTURES CONTRACTS: THE FUND MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE FUND MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS.
INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.

DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO: .60% ON THE FIRST $500 MILLION, .50% ON THE NEXT $500 MILLION AND .40% ON THE EXCESS OF $1 BILLION. UNDER THE TERMS OF THE AGREEMENT, $51,657 AND $19,132 WERE PAYABLE AT PERIOD END FOR THE NATIONAL AND CALIFORNIA PORTFOLIOS, RESPECTIVELY. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .10% OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. UNDER TERMS OF THE AGREEMENT, $6,021, AND $2,226 WERE PAYABLE AT PERIOD END FOR THE NATIONAL AND CALIFORNIA PORTFOLIOS, RESPECTIVELY.
CALVERT DISTRIBUTORS, INC. ("CDI"), AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY THE FUND, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED AN ANNUAL RATE OF AVERAGE DAILY NET ASSETS OF .25% FOR EACH PORTFOLIO. THE DISTRIBUTOR CURRENTLY DOES NOT CHARGE ANY DISTRIBUTION PLAN EXPENSES. FOR THE PERIOD ENDED JUNE 30, 2000, CDI RECEIVED SALES CHARGES IN EXCESS OF THE DEALER REALLOWANCE OF $3,632 AND $1,748 FOR THE NATIONAL AND CALIFORNIA PORTFOLIOS, RESPECTIVELY.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED FEES OF $4,587 AND $2,007 FOR THE PERIOD ENDED JUNE 30, 2000 FOR THE NATIONAL AND
CALIFORNIA PORTFOLIOS, RESPECTIVELY. UNDER THE TERMS OF THE AGREEMENT, $1,647, AND $292 WERE PAYABLE AT PERIOD END FOR THE NATIONAL AND CALIFORNIA PORTFOLIOS, RESPECTIVELY. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.

EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:

                                             NATIONAL    CALIFORNIA
PURCHASES:                                $21,254,337             -
SALES:                                     10,883,008     2,647,501

THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES FOR EACH PORTFOLIO. THE TABLE BELOW PRESENTS THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS OF JUNE 30, 2000, AND THE NET CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES.
                  UNREALIZED       UNREALIZED     CAPITAL  LOSS    EXPIRATION
                APPRECIATION     DEPRECIATION     CARRYFORWARDS       DATES
NATIONAL            $560,807         $811,385          $607,240      12/31/07
CALIFORNIA           463,170           98,278           136,098      12/31/02


CAPITAL LOSS CARRYFOWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
PORTFOLIOS MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940.

NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

NATIONAL  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS ENDED
                                     JUNE 30,   DECEMBER 31,   DECEMBER 31,
                                      2000        1999            1998
NET  ASSET  VALUE,  BEGINNING          $10.12         $10.82         $10.79
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .23            .43            .45
  NET REALIZED AND UNREALIZED GAIN (LOSS) .14          (.64)            .13
    TOTAL FROM INVESTMENT OPERATIONS      .37          (.21)            .58
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.23)          (.43)          (.46)
  NET REALIZED GAINS                        -          (.06)          (.09)
    TOTAL DISTRIBUTIONS                 (.23)          (.49)          (.55)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .14          (.70)            .03
NET  ASSET  VALUE,  ENDING             $10.26         $10.12         $10.82

TOTAL  RETURN  *                         3.67%       (2.01%)          5.46%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                  4.52%(A)     4.12%     4.17%
  TOTAL EXPENSES                          .98%(A)      .93%      .97%
  EXPENSES BEFORE OFFSETS                 .98%(A)      .93%      .97%
  NET EXPENSES                            .92%(A)      .90%      .94%
PORTFOLIO  TURNOVER                        27%          38%       44%
NET ASSETS, ENDING (IN THOUSANDS)     $74,475      $58,093    $71,065


                                                YEARS ENDED
                                  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                    1997           1996            1995
NET  ASSET  VALUE,  BEGINNING           $10.56         $10.62         $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                    .50            .50           .51
  NET REALIZED AND UNREALIZED GAIN (LOSS)  .23          (.06)           .80
    TOTAL FROM INVESTMENT OPERATIONS       .73            .44          1.31
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                  (.50)          (.50)         (.50)
  NET REALIZED GAINS                         -              -             -
    TOTAL DISTRIBUTIONS                  (.50)          (.50)         (.50)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                           .23          (.06)           .81
NET  ASSET  VALUE,  ENDING              $10.79         $10.56        $10.62

TOTAL  RETURN *                           7.11%          4.32%       13.64%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                   4.71%          4.83%        4.97%
  TOTAL EXPENSES                           .97%          1.04%         .96%
  EXPENSES BEFORE OFFSETS                  .97%          1.04%         .96%
  NET EXPENSES                             .94%          1.01%         .94%
PORTFOLIO  TURNOVER                         29%            23%          57%
NET ASSETS, ENDING (IN THOUSANDS)      $48,933        $45,612       $40,146

CALIFORNIA  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                PERIODS ENDED
                                      JUNE 30,   DECEMBER 31,  DECEMBER 31,
                                        2000       1999           1998
NET  ASSET  VALUE,  BEGINNING           $10.13         $10.74        $10.63
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                    .22            .43           .45
  NET REALIZED AND UNREALIZED GAIN (LOSS)  .18          (.61)           .12
    TOTAL FROM INVESTMENT OPERATIONS       .40          (.18)           .57
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                  (.22)          (.43)         (.46)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                           .18          (.61)           .11
NET  ASSET  VALUE,  ENDING              $10.31         $10.13        $10.74

TOTAL  RETURN  *                          3.95%       (1.73%)         5.51%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                   4.25%(A)      4.07%         4.23%
  TOTAL EXPENSES                           .94%(A)       .91%          .90%
  EXPENSES BEFORE OFFSETS                  .94%(A)       .91%          .90%
  NET EXPENSES                             .90%(A)       .89%          .88%
PORTFOLIO  TURNOVER                          0%           11%           12%
NET ASSETS, ENDING (IN THOUSANDS)      $28,783       $30,385        $36,963


                                                YEARS ENDED
                                  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                     1997          1996           1995
NET  ASSET  VALUE,  BEGINNING           $10.44         $10.51         $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                    .49            .48           .47
  NET REALIZED AND UNREALIZED GAIN (LOSS)  .18          (.07)           .69
    TOTAL FROM INVESTMENT OPERATIONS       .67            .41          1.16
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                  (.48)          (.48)         (.46)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                           .19          (.07)           .70
NET  ASSET  VALUE,  ENDING              $10.63         $10.44        $10.51

TOTAL  RETURN  *                          6.61%          4.04%       12.07%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                   4.64%          4.59%        4.59%
  TOTAL EXPENSES                           .91%           .97%         .91%
  EXPENSES BEFORE OFFSETS                  .91%           .97%         .91%
    NET EXPENSES                           .88%           .94%         .89%
PORTFOLIO  TURNOVER                         48%            25%          47%
NET ASSETS, ENDING (IN THOUSANDS)      $35,085        $35,693       $34,424


(A) ANNUALIZED

*  TOTAL RETURN DOES NOT REFLECT DEDUCTION OF FRONT-END SALES CHARGE.

A SPECIAL JOINT MEETING OF SHAREHOLDERS WAS HELD ON JUNE 12, 2000. THE MEETING WAS CALLED FOR THE PURPOSE OF VOTING ON THE MERGER OF CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND INTO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND. THE NUMBER OF VOTES RECEIVED FOR, AGAINST, AND VOTES TO ABSTAIN IS SHOWN BELOW. THE MERGER PASSED.







CALVERT  MARYLAND  MUNICIPAL  INTERMEDIATE  FUND

           FOR     AGAINST     ABSTAIN
     1,302,730     303,289      52,170



CALVERT  VIRGINIA  MUNICIPAL  INTERMEDIATE  FUND

         FOR     AGAINST     ABSTAIN
     852,519     271,615     71,900

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

CALVERT
MUNICIPAL
FUND,  INC.









THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.




















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